Stockholders' Equity - Additional Information (Detail)	1 Months Ended			1 Months Ended
	Feb. 21, 2013	Mar. 31, 2013	Jan. 11, 2013	Jan. 11, 2013 Common Stock Class A
Common And Preferred Stock [Line Items]
Reverse split ratio of class A common stock				0.5075
Common stock conversion ratio, Class L common stock into Class A common stock			35.1955
Number of shares issued under initial public offering	11,600,000
Preferred stock, authorized		25,000,000